RELATED PARTY TRANSACTIONS - Additional information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders
RELATED PARTY TRANSACTIONS
Description of ownership interest percentage	20.00%
Board of Directors and Senior Management
RELATED PARTY TRANSACTIONS
Description of ownership interest percentage	10.00%
Board of Directors
RELATED PARTY TRANSACTIONS
Key management personnel compensation	$ 1,675	$ 1,236	$ 1,145
Senior Management
RELATED PARTY TRANSACTIONS
Key management personnel compensation, short-term employee benefits	14,786	16,488	17,245
Key management personnel compensation, other long-term employee benefits	50	439	427
Key management personnel compensation, post-employment benefits	$ 9,592
Other related parties
RELATED PARTY TRANSACTIONS
Key management personnel compensation, post-employment benefits		$ 2,112	$ 590